Note 15 - Major Customer	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of major customers [text block]
15.	MAJOR CUSTOMER

The Company had sales to a major customer in the period ended on
September 30, 2020
and on
September 30, 2019,
a government agency of the People's Republic of China. The total percentage of sales to this customer during the period was
79%
(
2019
–
82%
) and the total percentage of accounts receivable on
September 30, 2020
was
86%
(
2019
–
94%
).